Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Summary of Share Capital	Issued shares

	2024	2023
	Number of shares	Number of shares
Ordinary shares	54,379,491	52,290,212
	54,379,491	52,290,212